Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY 10019

March 3, 2017

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the funds listed under Appendix A, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated February 28, 2017, filed electronically as Post-Effective Amendment No. 180 to the Trust’s Registration Statement on Form N-1A on February 24, 2017.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/Angela Brickl
Angela Brickl
Secretary
Rafferty Asset Management, LLC

Appendix A

Direxion Zacks MLP High Income Index Shares

Direxion All Cap Insider Sentiment Shares

Direxion NASDAQ-100® Equal Weighted Index Shares

Direxion iBillionaire Index ETF

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Direxion Daily 20+ Year Treasury Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares

Direxion Daily CSI 300 China A Share Bear 1X Shares

Direxion Daily S&P Biotech Bear 1X Shares

Direxion Daily Energy Bear 1X Shares

Direxion Daily Financial Bear 1X Shares

Direxion Daily Technology Bear 1X Shares

Direxion Daily S&P 500® Bear 1X Shares

Direxion Daily Gold Miners Index Bear 1X Shares

Direxion Daily MSCI European Financials Bear 1X Shares

Direxion Daily Consumer Staples Bear 1X Shares

Direxion Daily Utilities Bear 1X Shares

Direxion Daily Small Cap Bear 1X Shares

Direxion Daily Corporate Bond Bear 1X Shares

Direxion Daily Municipal Bond Taxable Bear 1X Shares

Direxion Daily SME-ChiNext 100 China A Shares Bear 1X Shares

Direxion Daily MSCI China A Bear 1X Shares

Direxion Daily Healthcare Bear 1X Shares

Direxion Daily Cyber Security & IT Bear 1X Shares

Direxion Daily Greece Bear 1X Shares

Direxion Daily Pharmaceutical & Medical Bear 1X Shares

Direxion Daily Frontier 100 Bear 1X Shares

Direxion Daily Consumer Discretionary Bear 1X Shares

Direxion Daily Industrials Bear 1X Shares

Direxion Daily Materials Bear 1X Shares

Direxion Daily High Yield Bear 1X Shares

Direxion Daily CSI China Internet Index Bear 1X Shares

Direxion Daily S&P 500® Bull 1.25X Shares

Direxion Daily Small Cap Bull 1.25X Shares

Direxion Daily S&P 500® Bull 2X Shares

Direxion Daily Small Cap Bull 2X Shares

Direxion Daily CSI 300 China A Share Bull 2X Shares

Direxion Daily Cyber Security & IT Bull 2X Shares

Direxion Daily Cyber Security & IT Bear 2X Shares

Direxion Daily Pharmaceutical & Medical Bull 2X Shares

Direxion Daily Pharmaceutical & Medical Bear 2X Shares

Direxion Daily High Yield Bear 2X Shares

Direxion Daily MSCI European Financials Bull 2X Shares

Direxion Daily MSCI European Financials Bear 2X Shares

Direxion Daily Silver Miners Index Bull 2X Shares

Direxion Daily Silver Miners Index Bear 2X Shares

Direxion Daily CSI China Internet Index Bull 2X Shares

Direxion Daily SME-ChiNext 100 China A Shares Bull 2X Shares

Direxion Daily MSCI China A Bull 2X Shares

Direxion Daily Greece Bull 2X Shares

Direxion Daily Biotech Bull 2X Shares

Direxion Daily Biotech Bear 2X Shares

Direxion Daily High Yield Bull 2X Shares

Direxion Daily S&P 500® Bull 3X Shares

Direxion Daily S&P 500® Bear 3X Shares

Direxion Daily Mid Cap Bull 3X Shares

Direxion Daily Mid Cap Bear 3X Shares

Direxion Daily Small Cap Bull 3X Shares

Direxion Daily Small Cap Bear 3X Shares

Direxion Daily MSCI Brazil Bull 3X Shares

Direxion Daily MSCI Developed Markets Bull 3X Shares

Direxion Daily MSCI Developed Markets Bear 3X Shares

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Direxion Daily FTSE China Bull 3X Shares

Direxion Daily FTSE China Bear 3X Shares

Direxion Daily FTSE Europe Bull 3X Shares

Direxion Daily MSCI India Bull 3X Shares

Direxion Daily MSCI Japan Bull 3X Shares

Direxion Daily Latin America Bull 3X Shares

Direxion Daily Russia Bull 3X Shares

Direxion Daily Russia Bear 3X Shares

Direxion Daily MSCI South Korea Bull 3X Shares

Direxion Daily Gold Miners Index Bull 3X Shares

Direxion Daily Gold Miners Index Bear 3X Shares

Direxion Daily Healthcare Bull 3X Shares

Direxion Daily Healthcare Bear 3X Shares

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Direxion Daily Natural Gas Related Bull 3X Shares

Direxion Daily Natural Gas Related Bear 3X Shares

Direxion Daily Retail Bull 3X Shares

Direxion Daily Semiconductor Bull 3X Shares

Direxion Daily Semiconductor Bear 3X Shares

Direxion Daily Energy Bull 3X Shares

Direxion Daily Energy Bear 3X Shares

Direxion Daily Financial Bull 3X Shares

Direxion Daily Financial Bear 3X Shares

Direxion Daily MSCI Real Estate Bull 3X Shares

Direxion Daily MSCI Real Estate Bear 3X Shares

Direxion Daily Technology Bull 3X Shares

Direxion Daily Technology Bear 3X Shares

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Direxion Daily 20+ Year Treasury Bull 3X Shares

Direxion Daily 20+ Year Treasury Bear 3X Shares

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares

Direxion Daily S&P Biotech Bull 3X Shares

Direxion Daily S&P Biotech Bear 3X Shares

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Direxion Daily Homebuilders & Supplies Bear 3X Shares

Direxion Daily Regional Banks Bull 3X Shares

Direxion Daily Regional Banks Bear 3X Shares

Direxion Daily Corporate Bond Bull 3X Shares

Direxion Daily Corporate Bond Bear 3X Shares

Direxion Daily Municipal Bond Taxable Bull 3X Shares

Direxion Auspice Broad Commodity Strategy ETF